LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expenses	[1]	$ 2,714	$ 2,054	$ 2,167
Short-term lease expenses		560	355	224
Total lease expenses		$ 3,274	$ 2,409	$ 2,391

[1]	Operating lease expenses were mainly paid in cash during the years ended December 31, 2023, 2022 and 2021.